Other liabilities and provisions - Classification (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Other liabilities and provisions
Other liabilities and provisions	$ 8
Non-current	13	$ 14
Current Provisions	10	10
Non-current Provisions	22	21
Other liabilities and provisions	$ 53	$ 45